January 28, 2004

EDGAR

United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Form N-CSR
John Hancock Sovereign Bond Fund (the "Registrant") on behalf of:
   John Hancock Bond Fund

      File Nos. 2-48925; 811-2402

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrant's Form N-CSR filing for the period ending November 30, 2003.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 375-1722.

Sincerely,


/s/Brian E. Langenfeld
Brian E. Langenfeld
Attorney and Assistant Secretary



ITEM 1. REPORT TO STOCKHOLDERS.

John Hancock
Bond
Fund

SEMI
ANNUAL
REPORT

11.30.03

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of Maureen Ford Goldfarb, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 22

For your information
page 37

Dear Fellow Shareholders,

The stock market has made a strong recovery in 2003. Historically low interest rates, improving corporate earnings and government stimulus in the form of tax cuts gave investors hope that the economy would begin to strengthen, which it did. The market's move up began in April and the breadth of the rally was enormous. As a result, the major indexes were able to wipe out their first-quarter losses and post solid gains year-to-date through November 30. With technology leading the way, the tech-heavy Nasdaq Composite Index rose 47.46% through November, while the Dow Jones Industrial Average was up 19.80% and the Standard & Poor's 500 Index returned 22.26%. With falling interest rates, bonds also did well, although they began to reverse course in July. High yield bonds led the pack, returning 26.11% through November, as measured by the Lehman Brothers High Yield Index.

In other news, we are pleased to inform you that on September 28, 2003, the Boards of Directors of Canada-based Manulife Financial Corporation and Boston-based John Hancock Financial Services, Inc., the parent company of John Hancock Funds, unanimously voted to merge the two companies.

Please be assured that the completion of the merger -- anticipated to occur in the first half of 2004 -- will have no effect on your investment in our John Hancock mutual funds. Your fund's adviser and board of trustees will remain the same, as will your relationship with your financial adviser.

The merger is subject to customary closing conditions, including receipt of required regulatory approvals and approval by John Hancock stockholders. If you only own shares in a John Hancock mutual fund you are not affected and will not receive a proxy.

Additional information on this transaction is available on our Web site: www.jhfunds.com. If you have questions about the merger, you may also call 800-732-5543. Separately, for information about your investments in John Hancock funds, please contact your financial adviser or our Customer Service representatives at 800-225-5291.

Sincerely,

/S/ MAUREEN FORD GOLDFARB,

Maureen Ford Goldfarb,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of November 30, 2003. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
a high level of
current income
consistent with
prudent invest-
ment risk by
normally invest-
ing at least 80% of
its assets in a
diversified port-
folio of bonds and
other debt securi-
ties, including
corporate bonds
and U.S. govern-
ment and agency
securities.

Over the last six months

* Bonds declined in value as an economic rebound pushed interest rates higher.

* High-yield corporate bonds and mortgage-backed securities performed best, while Treasury bonds lagged.

* The Fund benefited from its emphasis on mortgage-backed securities and lower-rated corporate bonds.

[Bar chart with heading "John Hancock Bond Fund." Under the heading is a note that reads "Fund performance for the six months ended November 30, 2003." The chart is scaled in increments of 1% with -1% at the bottom and 4% at the top. The first bar represents the -0.14% total return for Class A. The second bar represents the -0.49% total return for Class B. The third bar represents the -0.49% total return for Class C. The fourth bar represents the 0.07% total return for Class I. The fifth bar represents the 3.96%* total return for Class R. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. *From inception August 5, 2003 through November 30, 2003."]

Top 10 issuers

22.3%   Federal National Mortgage Association
 7.4%   United States Treasury
 3.7%   Government National Mortgage Association
 2.9%   Financing Corp.
 2.3%   Federal Home Loan Mortgage Corp.
 1.1%   Midland Funding Corp. II
 1.0%   Ameriquest Mortgage Securities, Inc.
 0.9%   Salton Sea Funding Corp.
 0.9%   Ford Motor Credit Co.
 0.8%   Liberty Media Corp.

As a percentage of net assets on November 30, 2003.

BY HOWARD C. GREENE, CFA, BARRY H. EVANS, CFA AND BENJAMIN A.
MATTHEWS, PORTFOLIO MANAGERS

MANAGERS'
REPORT

John Hancock
Bond Fund

Bonds posted modestly negative returns overall during the six months ended November 30, 2003, as interest rates rose. After bottoming in mid-June at their lowest levels in 45 years, rates rose sharply in July and continued to climb in the ensuing months, retracing their declines from the first half of 2003. The catalyst for the rise in rates was an improving economic environment. After sluggish results in the year's first two quarters, the U.S. economy grew at an 8% annual rate in the third quarter of 2003 -- its strongest quarter in 20 years -- as the stimulative effects of a federal tax cut, a huge wave of mortgage refinancing, and 13 interest-rate cuts by the Federal Reserve over the past three years finally began to kick in.

"Bonds posted modestly
 negative returns overall
 ...as interest rates rose."

In this environment, lower-quality corporate bonds, which tend to benefit the most from an economic recovery, posted the strongest returns; in particular, the "high-yield" corporate bond indexes gained nearly 10%. Mortgage-backed securities also performed well, producing slight gains as higher rates reduced refinancing activity. Higher-quality corporate bonds declined, while Treasury and government bonds suffered the biggest losses.

FUND PERFORMANCE

For the six months ended November 30, 2003, the John Hancock Bond Fund's Class A, Class B, Class C and Class I shares posted total returns of -0.14%, -0.49%, -0.49% and 0.07%, at net asset value. The average A-rated corporate debt fund returned -1.01%, according to Lipper, Inc.,1 while the return of the Lehman Brothers Government/Credit Bond Index was -1.90%. Class R shares, which were launched on August 5, 2003, returned 3.96% at net asset value from inception through November 30, 2003.

Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

[Photos of Howard Greene, Barry Evans and Ben Matthews flush right next to first paragraph.]

The Fund outperformed the index and peer group average for several reasons. The vast majority of the portfolio's corporate bond holdings were in lower-rated securities, which significantly outperformed higher-quality issues. A sizable position in mortgage-backed securities also boosted results. In addition, the Fund was positioned to be less interest-rate-sensitive than its peers and the index, which helped the portfolio hold its value better as rates rose.

LOWER-QUALITY CORPORATES OUTPERFORM

Corporate bonds continued to make up a little over half of the portfolio during the six-month period. Going into the period, we had built a substantial position in lower-quality corporate bonds, partly because they offered the best values in the corporate market and partly because these bonds tend to outperform during an economic recovery. As expected, these segments of the market performed exceptionally well over the past six months as economic conditions improved and companies strengthened their balance sheets.

We continued to expand our position in lower-rated bonds, increasing the portfolio's below-investment-grade holdings to 23% -- nearly twice the percentage from a year ago. We also continued to invest more than 20% of the portfolio in corporate bonds rated BBB, the lowest investment-grade rating.

"Corporate bonds
 continued to make
 up a little over half
 of the portfolio..."

The Fund's best-performing corporate bonds included two that continued to recover from recent weakness. The Fund held bonds issued by Northwest Airlines that were backed by various aircraft, and these bonds increased in value as the outlook for the airline industry improved. Another Fund holding that performed well was Corporacion Durango, a Mexican paper company. Durango has been working with bondholders like us to restructure its debt in an effort to avoid bankruptcy, and improved prospects for a favorable outcome boosted the value of its bonds.

[Table at top left-hand side of page entitled "Top five sectors." The first listing is Government--U.S. Agencies 31%, the second is Utilities 11%, the third Government--U.S. 7%, the fourth Telecommunications 6%, and the fifth Media 6%.]

BETTER ENVIRONMENT FOR MORTGAGES

In our last report six months ago, we said that mortgage-backed securities should outperform as refinancing activity subsided--and that's exactly what happened. Higher interest rates discouraged homeowners from refinancing their mortgages. In addition, rates were relatively stable over the last few months of the period, and mortgage-backed securities tend to perform well during periods of interest-rate stability.

As a result, demand for mortgage-backed securities increased, boosting their value relative to other bonds. Only high-yield corporate bonds posted better returns than the mortgage-backed market over the past six months.

We increased the portfolio's holdings of mortgage-backed securities to more than 25% of the portfolio back in late 2002, and in hindsight we were about six months too early. However, this strategy finally paid off during the most recent six-month period.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 11-30-03." The chart is divided into four sections (from top to left): Corporate bonds 55%, U.S. & foreign government and agency bonds 39%, Preferred stocks 3% and Short-term investments & other 3%.]

ADDING VALUE AT THE MARGINS

We made an effort to keep the portfolio less sensitive to interest-rate changes than both its peers and the benchmark index. With interest rates at their lowest levels in a generation, we expected the next meaningful move in rates to be higher, and we wanted to limit the negative impact of rising rates on the portfolio. With that in mind, we sold some of the portfolio's longer-term

Treasury bonds, which typically experience the greatest price declines when yields rise.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is XM Satellite Radio followed by an up arrow with the phrase "Sharp increase in subscriber growth." The second listing is Sears Roebuck followed by an up arrow with the phrase "Sold credit-card operations and bought back debt." The third listing is Long-term Treasury bonds followed by a down arrow with the phrase "Hit hard as interest rates rose."]

We also increased the Fund's holdings of preferred stocks, though they are still a small part (about 3%) of the portfolio. Preferred shares offer a way to capture higher yields -- many provide dividend yields that are two to three percentage points higher than corporate bond yields -- without increasing the portfolio's overall volatility. We invested in the preferred stocks of utilities, financial services companies and real estate investment trusts.

OUTLOOK

We remain cautious in our outlook for interest rates. With the economy on the upswing, rates are likely to move higher going forward, putting downward pressure on bond prices. We expect to maintain our relatively conservative position with regard to interest-rate risk.

"...we are optimistic
 about the outlook for
 corporate bonds."

However, we are optimistic about the outlook for corporate bonds. Better economic conditions are favorable for the financial strength of corporate debt issuers. We think corporate bonds can continue to outperform, albeit on a more selective basis and at a slower pace. We will continue to focus on the bonds of companies that are improving their balance sheets.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

A LOOK AT
PERFORMANCE

For the period ended
November 30, 2003


                               Class A      Class B      Class C      Class I 1    Class R 1
Inception date                 11-9-73     11-23-93      10-1-98       9-4-01       8-5-03
Average annual returns with maximum sales charge (POP)
One year                         3.83%        3.00%        5.93%        9.20%          --
Five years                       5.05%        4.97%        5.08%          --           --
Ten years                        6.21%        6.09%          --           --           --
Since inception                    --           --         4.73%        6.91%          --

Cumulative total returns with maximum sales charge (POP)
Six months                      -4.64%       -5.36%       -2.46%        0.07%          --
One year                         3.83%        3.00%        5.93%        9.20%          --
Five years                      27.96%       27.44%       28.10%          --           --
Ten years                       82.68%       80.58%          --           --           --
Since inception                    --           --        26.95%       16.14%        3.96%

SEC 30-day yield as of November 30, 2003
                                 4.05%        3.54%        3.50%        4.69%          --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I or Class R shares. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

1 For certain types of investors as described in the Fund's Class I and Class R share prospectuses.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Lehman Brothers Government/Credit Bond
Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents Lehman Brothers Government/Credit Bond Index and is equal to $19,528 as of November 30, 2003. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Bond Fund, without sales charge (NAV) and is equal to $19,130 as of November 30, 2003. The fourth bar represents the same hypothetical $10,000 investment made in the John Hancock Bond Fund, with maximum sales charge (POP) and is equal to $18,269 as of November 30, 2003.

                               Class B 1    Class C 1    Class I 2    Class R 2
Period beginning              11-30-93      10-1-98       9-4-01       8-5-03
Without sales charge           $18,058      $12,825      $11,614      $10,396
With maximum sales charge      $18,058      $12,695      $11,614      $10,396
Index                          $19,528      $13,600      $11,722      $10,284

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C, Class I and Class R shares, respectively, as of November 30, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Government/Credit Bond Index is an unmanaged index that measures the performance of U.S. government bonds, U.S. corporate bonds and Yankee bonds.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's Class I and Class R share prospectuses.

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
November 30, 2003
(unaudited)

This schedule is divided into three main categories: bonds, preferred stocks and short-term investments. Bonds and preferred stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


ISSUER, DESCRIPTION,                                               INTEREST   CREDIT        PAR VALUE
MATURITY DATE                                                      RATE       RATING*   (000s OMITTED)          VALUE
BONDS 94.40%                                                                                           $1,266,720,565
(Cost $1,240,079,395)

Aerospace 0.03%                                                                                               396,082
Jet Equipment Trust,
Equipment Trust Ctf Ser 95B2 08-15-14 (B) (R)                        10.910%     D             $5,800         396,082

Automobiles/Trucks 1.11%                                                                                   14,841,787
Auburn Hills Trust,
Deb 05-01-20                                                         12.375      BBB            3,330       4,774,148
Avis Group Holdings, Inc.,
Sr Sub Note 05-01-09                                                 11.000      BBB-           2,065       2,274,081
ERAC USA Finance Co.,
Note 12-15-09 (R)                                                     7.950      BBB+           2,720       3,197,996
General Motors Corp.,
Deb 07-15-33                                                          8.375      BBB            3,395       3,698,360
Hertz Corp.,
Sr Note 07-01-04                                                      7.000      BBB-             880         897,202

Banks -- Foreign 2.40%                                                                                     32,194,156
Barclays Bank Plc,
Perpetual Bond (6.86% to 6-15-32 then
variable) (United Kingdom) 09-15-49 (R)                               6.860      A+             3,940       4,248,329
Corporacion Andina de Fomento,
Note (Supra National) 05-21-13                                        5.200      A              2,440       2,422,574
HSBC Capital Funding LP,
Gtd Bond, Step Coupon (4.61% to 06-30-13
then variable) 12-31-49 (R) +                                         4.610      A-             3,155       2,966,688
Rabobank Capital Fund II,
Perpetual Bond (5.26% to 12-31-13 then
variable) 12-31-49 (R)                                                5.260      AA             3,710       3,699,612
Royal Bank of Scotland Group Plc,
Perpetual Bond (7.648% to 09-30-31 then
variable) (United Kingdom) 08-31-49                                   7.648      A              4,955       5,879,786
St. George Funding Co.,
Perpetual Bond (8.485% to 06-30-17 then
variable) 12-31-49 (R)                                                8.485      BBB+           4,555       5,359,213

See notes to
financial statements.


8


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                               INTEREST   CREDIT        PAR VALUE
MATURITY DATE                                                      RATE       RATING*   (000s OMITTED)          VALUE
Banks -- Foreign (continued)
UFJ Finance Aruba AEC,
Note 07-15-13                                                         6.750%     BBB-          $4,280      $4,483,005
Westpac Capital Trust III,
Perpetual Sub Bond (5.819% to 09-30-13
then variable) (Australia) 12-31-49 (R)                               5.819      A-             3,055       3,134,949

Banks -- United States 2.12%                                                                               28,416,682
Bank of New York,
Cap Security 12-01-26 (R)                                             7.780      A-             5,050       5,529,558
Capital One Bank,
Sr Note 07-30-04                                                      6.500      BBB-           3,385       3,484,367
Sr Note 06-15-05                                                      8.250      BBB-           3,000       3,246,006
Sub Note 06-13-13                                                     6.500      BB+            2,900       3,022,339
Citigroup, Inc.,
Bond 10-31-33                                                         6.000      A+             3,285       3,266,696
Colonial Bank,
Sub Note 06-01-11                                                     9.375      BBB-           1,480       1,697,943
Popular North America, Inc.,
Sub Note 10-01-08 +                                                   3.875      BBB+           4,370       4,326,068
Washington Mutual, Inc.,
Note 11-03-05                                                         2.400      BBB+           3,855       3,843,705

Building 0.22%                                                                                              3,021,193
Lennar Corp.,
Gtd Sr Note Ser B 05-01-10                                            9.950      BBB-           2,615       3,021,193

Business Services -- Misc. 0.09%                                                                            1,188,913
Muzak LLC/Muzak Finance Corp.,
Sr Note 02-15-09                                                     10.000      B-             1,135       1,188,913

Chemicals 0.39%                                                                                             5,200,262
Lyondell Chemical Co.,
Sr Note 12-15-08                                                      9.500      BB-            2,435       2,471,525
Nova Chemicals Corp.,
Sr Note (Canada) 05-15-06+                                            7.000      BB+            2,605       2,728,737

Computers 0.54%                                                                                             7,187,820
NCR Corp.,
Note 06-15-09                                                         7.125      BBB-           3,175       3,496,932
Unisys Corp.,
Sr Note 03-15-10 +                                                    6.875      BB+            1,375       1,460,938
Xerox Corp.,
Sr Note 06-15-13                                                      7.625      B+             2,165       2,229,950

See notes to
financial statements.


9


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                               INTEREST   CREDIT        PAR VALUE
MATURITY DATE                                                      RATE       RATING*   (000s OMITTED)          VALUE
Containers 0.79%                                                                                          $10,603,723
BWAY Corp.,
Sr Sub Note 10-15-10 (R)                                             10.000%     B-            $1,460       1,558,550
Owens-Brockway Glass Container, Inc.,
Gtd Sr Sec Note 11-15-12                                              8.750      BB             2,365       2,583,763
Sr Note 05-15-13                                                      8.250      B+             1,015       1,063,213
Sealed Air Corp.,
Sr Note 04-15-08 (R)                                                  5.375      BBB            5,185       5,398,197

Diversified Operations 0.88%                                                                               11,768,779
Hutchison Whampoa International Ltd.,
Bond (Cayman Islands) 11-24-33 (R)                                    7.450      A-             3,335       3,303,324
Note (Cayman Islands) 01-24-14 (R)                                    6.250      A-             4,935       4,912,580
Tyco International Group S.A.,
Note (Luxembourg) 02-15-11                                            6.750      BBB-           3,305       3,552,875

Electronics 0.51%                                                                                           6,817,260
General Electric Co.,
Note 02-01-13                                                         5.000      AAA            5,575       5,595,365
Jabil Circuit, Inc.,
Sr Note 07-15-10                                                      5.875      BB+            1,185       1,221,895

Finance 2.85%                                                                                              38,205,922
Ford Motor Credit Co.,
Note 02-01-06                                                         6.875      BBB-           3,260       3,431,160
Note 10-28-09                                                         7.375      BBB-           7,550       7,987,130
General Electric Capital Corp.,
Note Ser A 03-15-32                                                   6.750      AAA            2,620       2,901,000
General Motors Acceptance Corp.,
Note 01-19-10                                                         7.750      BBB            4,855       5,314,438
Household Finance Corp.,
Note 05-15-11                                                         6.750      A              7,760       8,662,573
Morgan Stanley,
Note 05-15-10                                                         4.250      A+             3,515       3,469,045
Newcourt Credit Group,
Gtd Note Ser B (Canada) 02-16-05                                      6.875      A              3,480       3,676,947
PDVSA Finance Ltd.,
Note (Venezuela) 11-16-12                                             8.500      B+             1,890       1,734,075
Yanacocha Receivables Master Trust,
Pass Thru Ctf Ser 1997-A 06-15-04 (R)                                 8.400      BBB-           1,022       1,029,554

Finance -- Consumer Loans 0.68%                                                                             9,128,085
Bank One Issuance Trust,
Pass Thru Ctf Ser 2003-C1 Class C1 09-15-10                           4.540      BBB            3,095       3,142,177
Capital One Financial Corp.,
Note 05-01-06                                                         7.250      BB+            1,940       2,079,981
Citibank Credit Card Issuance Trust,
Pass Thur Ctf Ser 2003-C3 Class C3 04-07-10                           4.450      BBB            3,870       3,905,927

See notes to
financial statements.


10


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                               INTEREST   CREDIT        PAR VALUE
MATURITY DATE                                                      RATE       RATING*   (000s OMITTED)          VALUE
Food 0.91%                                                                                                $12,273,878
Corn Products International, Inc.,
Sr Note 08-15-09                                                      8.450%     BBB-          $8,665       9,661,475
Del Monte Corp.,
Sr Sub Note 12-15-12 (R)                                              8.625      B              1,345       1,466,050
General Foods Corp.,
Deb 06-15-11                                                          7.000      A-             1,145       1,146,353

Government -- Foreign 0.20%                                                                                 2,635,085
Colombia, Republic of,
Gtd Bond (Colombia) 04-09-11                                          9.750      BB+            2,369       2,635,085

Government -- U.S. 7.38%                                                                                   98,991,620
United States Treasury,
Bond 02-15-31 +                                                       5.375      AAA           48,830      50,592,470
Inflation Indexed Note 01-15-11 +                                     3.500      AAA           22,812      25,481,411
Note 08-15-08 +                                                       3.250      AAA           20,865      20,834,850
Note 11-15-13                                                         4.250      AAA            2,095       2,082,889

Government -- U.S. Agencies 31.22%                                                                        418,940,043
Federal Home Loan Mortgage Corp.,
20 Yr Pass Thru Ctf 01-01-16                                         11.250      AAA              173         191,552
30 Yr Pass Thru Ctf 08-01-33                                          5.000      AAA           13,017      12,756,395
CMO REMIC 2496-PE 05-01-33                                            5.500      AAA            4,555       4,505,684
CMO REMIC 2563-PA 05-01-33                                            4.250      AAA            9,240       9,194,908
CMO REMIC 2640-WA 03-15-33                                            3.500      AAA            3,577       3,524,552
Federal National Mortgage Assn.,
Benchmark Note 03-15-13                                               4.375      AAA            2,675       2,615,880
15 Yr Pass Thru Ctf 05-01-18 to 10-01-18                              4.500      AAA           38,136      37,902,517
15 Yr Pass Thru Ctf 05-01-18                                          5.000      AAA           33,576      34,035,734
15 Yr Pass Thru Ctf 02-01-08                                          7.500      AAA              252         268,180
15 Yr Pass Thru Ctf 09-01-10 to 05-17-17                              7.000      AAA            2,661       2,833,928
30 Yr Pass Thru Ctf 08-01-33 to 12-01-33                              5.000      AAA           22,391      21,997,986
30 Yr Pass Thru Ctf 05-01-33 to 07-01-33                              5.500      AAA           59,613      60,022,224
30 Yr Pass Thru Ctf 12-01-28 to 11-01-33                              6.000      AAA           73,155      75,169,733
30 Yr Pass Thru Ctf 02-01-33                                          6.500      AAA           10,331      10,773,019
CMO REMIC 2003-16-PD 10-25-16                                         5.000      AAA           10,690      10,816,944
CMO REMIC 2003-17-QT 08-25-27                                         5.000      AAA           13,365      13,490,275
CMO REMIC 2002-73-PE 10-01-33                                         5.500      AAA           10,363      10,341,649
CMO REMIC 2003-33-AC 03-25-33                                         4.250      AAA            3,816       3,847,979
CMO REMIC 2003-49-JE 04-25-33                                         3.000      AAA            9,772       9,269,602
CMO REMIC 2003-63-PE 07-25-33                                         3.500      AAA            6,283       6,015,078
Pass Thru Ctf Ser 1997-M8 Class A-1 01-25-22 +                        6.940      AAA              356         359,032
Financing Corp.,
Bond 02-08-18                                                         9.400      AAA           21,035      29,873,613
Bond 08-03-18                                                        10.350      AAA            6,045       9,218,486

See notes to
financial statements.


11


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                               INTEREST   CREDIT        PAR VALUE
MATURITY DATE                                                      RATE       RATING*   (000s OMITTED)          VALUE
Government -- U.S. Agencies (continued)
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf 01-15-16                                         10.500%     AAA              $49         $55,261
30 Yr Pass Thru Ctf 11-15-19 to 05-15-21                              9.500      AAA              358         398,163
30 Yr Pass Thru Ctf 06-15-20 to 03-15-25                             10.000      AAA              127         143,442
30 Yr Pass Thru Ctf 03-15-33                                          6.000      AAA            9,200       9,524,683
30 Yr Pass Thru Ctf 08-15-33                                          5.000      AAA           11,587      11,402,285
30 Yr Pass Thru Ctf 10-15-33                                          5.500      AAA           24,998      25,287,342
CMO REMIC 2003-42-XA 05-16-33                                         3.750      AAA            3,119       3,103,917

Insurance 1.59%                                                                                            21,295,622
Mantis Reef Ltd.,
Note (Australia) 11-14-08 (R)                                         4.692      A-             2,990       2,969,103
Massachusetts Mutual Life Insurance Co.,
Surplus Note 11-15-23 (R)                                             7.625      AA             3,985       4,717,582
New York Life Insurance Co.,
Note 05-15-33 (R)                                                     5.875      AA-            6,130       6,038,522
QBE Insurance Group Ltd.,
Bond (5.647% to 07-01-13 then variable)
07-01-23 (R)                                                          5.647      BBB            4,230       4,012,396
UnumProvident Corp.,
Sr Note 03-01-11                                                      7.625      BBB-           1,570       1,728,859
URC Holdings Corp.,
Sr Note 06-30-06 (R)                                                  7.875      AA-            1,630       1,829,160

Leisure 1.31%                                                                                              17,603,914
Argosy Gaming Co.,
Sr Sub Note 09-01-11 +                                                9.000      B+             1,880       2,072,700
Hyatt Equities LLC,
Note 06-15-07 (R)                                                     6.875      BBB            5,105       5,402,458
Meditrust,
Med Term Note 08-15-07                                                7.000      BB-            1,360       1,405,900
Note 01-16-06                                                         7.300      BB-            1,945       1,998,487
MTR Gaming Group, Inc.,
Gtd Sr Note Ser B 04-01-10                                            9.750      B+             1,475       1,556,125
Starwood Hotels & Resorts Worldwide, Inc.,
Sr Note 05-01-07                                                      7.375      BB+            2,215       2,372,819
Trump Holdings & Funding, Inc.,
First Priority Mtg Note 03-15-10                                     11.625      B-             1,910       1,714,225
Waterford Gaming LLC,
Sr Note 09-15-12 (R)                                                  8.625      B+             1,020       1,081,200

Linen Supply & Related 0.13%                                                                                1,822,800
Coinmach Corp.,
Sr Note 02-01-10                                                      9.000      B              1,680       1,822,800

See notes to
financial statements.


12


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                               INTEREST   CREDIT        PAR VALUE
MATURITY DATE                                                      RATE       RATING*   (000s OMITTED)          VALUE
Machinery 0.48%                                                                                            $6,485,426
Case Corp.,
Note 08-01-05                                                         7.250%     BB-           $1,950       2,018,250
Kennametal, Inc.,
Sr Note 06-15-12                                                      7.200      BBB            2,555       2,701,126
NationsRent, Inc.,
Sr Sec Note 10-15-10 (R)                                              9.500      BB-            1,690       1,766,050

Manufacturing -- Wire and Cable 0.26%                                                                       3,455,725
AMETEK, Inc.,
Sr Note 07-15-08                                                      7.200      BBB            3,185       3,455,725

Media 5.61%                                                                                                75,334,826
British Sky Broadcasting Group Plc,
Gtd Sr Note (United Kingdom) 07-15-09                                 8.200      BB+            6,305       7,398,066
Charter Communication Holdings LLC/Charter
Communication Holdings Capital Corp.,
Sr Note 10-01-09                                                     10.750      CCC-           2,500       2,137,500
Continental Cablevision, Inc.,
Sr Deb 08-01-13                                                       9.500      BBB            3,280       3,768,002
CSC Holdings, Inc.,
Sr Sub Deb 05-15-16 +                                                10.500      B+             2,350       2,596,750
EchoStar DBS Corp.,
Sr Note 02-01-09                                                      9.375      BB-            2,830       2,985,650
Garden State Newspapers, Inc.,
Sr Sub Note 07-01-11                                                  8.625      B+             2,495       2,632,225
Grupo Televisa S.A.,
Note (Mexico) 09-13-11                                                8.000      BBB-           3,580       3,982,750
Innova S. de R.L.,
Note (Mexico) 09-19-13 (R)                                            9.375      B+             1,635       1,671,787
Sr Note (Mexico) 04-01-07                                            12.875      B+               314         322,315
Lenfest Communications, Inc.,
Sr Note 11-01-05                                                      8.375      BBB            1,680       1,849,468
Liberty Media Corp.,
Floating Rate Sr Note 09-17-06                                        2.640      BBB-           3,250       3,284,141
Note 09-25-06                                                         3.500      BBB-           4,605       4,582,274
Note 05-15-13                                                         5.700      BBB-           3,050       3,049,448
News America Holdings, Inc.,
Gtd Sr Deb 08-10-18                                                   8.250      BBB-           4,400       5,408,238
Rogers Cable, Inc.,
Sr Sec Second Priority Note (Canada) 06-15-13                         6.250      BBB-             800         803,000
Rogers Cablesystems Ltd.,
Sr Note Ser B (Canada) 03-15-05                                      10.000      BBB-           4,880       5,294,800
Shaw Communications Inc.,
Sr Note (Canada) 04-11-10                                             8.250      BB+            2,110       2,363,200
TCI Communications, Inc.,
Sr Deb 02-01-12                                                       9.800      BBB            2,550       3,309,143

See notes to
financial statements.


13


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                               INTEREST   CREDIT        PAR VALUE
MATURITY DATE                                                      RATE       RATING*   (000s OMITTED)          VALUE
Media (continued)
Tele-Communications, Inc.,
Sr Deb 04-15-22                                                      10.125%     BBB           $2,675      $3,734,683
Time Warner, Inc.,
Deb 01-15-13                                                          9.125      BBB+           7,751       9,735,961
XM Satellite Radio, Inc.,
Sr Sec Disc Note (Zero to 12-31-05 then
14.00%) 12-31-09 (A)                                                   Zero      CCC+           2,000       1,755,000
Sr Sec Note 06-15-10                                                 12.000      CCC+           2,395       2,670,425

Medical 1.54%                                                                                              20,685,194
HCA, Inc.,
Note 12-15-14                                                         9.000      BBB-           3,182       3,770,966
Sr Note 09-01-10 +                                                    8.750      BBB-           7,785       9,034,173
Manor Care, Inc.,
Sr Note 03-01-08                                                      8.000      BBB              960       1,076,400
Medco Health Solutions, Inc.,
Sr Note 08-15-13                                                      7.250      BBB            3,245       3,504,895
Schering-Plough Corp.,
Bond (Coupon rate step up/down on rating)
12-01-33                                                              6.500      A+             3,250       3,298,760

Metal 0.73%                                                                                                 9,795,623
Brascan Corp.,
Note (Canada) 03-01-10                                                5.750      A-             2,815       2,941,990
Freeport-McMoRan Copper & Gold, Inc.,
Sr Note 02-01-10                                                     10.125      B-             2,000       2,275,000
Noranda, Inc.,
Deb (Canada) 06-15-04                                                 8.125      BBB-           2,400       2,477,189
Note (Canada) 02-15-11                                                8.375      BBB-           1,795       2,101,444

Mortgage Banking 4.87%                                                                                     65,348,307
Ameriquest Mortgage Securities, Inc.,
Pass Thru Ctf Ser 2003-10 Class AF-3 12-25-33                         3.230      AAA            9,655       9,517,899
Pass Thru Ctf Ser 2003-IA1 Class A-4 11-25-33                         4.965      AAA            4,155       4,152,403
Conseco Finance Securitizations Corp.,
Pass Thru Ctf Ser 2002-A Class A-3 04-15-32                           5.330      AAA            4,041       4,073,809
ContiMortgage Home Equity Loan Trust,
Pass Thru Ctf Ser 1995-2 Class A-5 08-15-25                           8.100      AAA            1,513       1,513,238
Deutsche Mortgage & Asset Receiving Corp.,
Commercial Mtg Pass-Thru Ctf Ser 1998-C1
Class C 06-15-31                                                      6.861      A2             3,585       3,929,819
GMAC Commercial Mortgage Securities, Inc.,
Pass Thru Ctf Ser 1998-C1 Class A-1 05-15-30                          6.853      Aaa            6,181       6,437,235
Greenwich Capital Commercial Funding Corp.,
Commercial Mtg Pass Thru Ctf Ser 2003-C1
Class A-4 07-05-35                                                    4.111      AAA            2,865       2,701,766

See notes to
financial statements.


14


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                               INTEREST   CREDIT        PAR VALUE
MATURITY DATE                                                      RATE       RATING*   (000s OMITTED)          VALUE
Mortgage Banking (continued)
LB-UBS Commercial Mortgage Trust,
Commercial Mtg Pass-Thru Ctf Ser 2003-C3
Class A4 05-15-32                                                     4.166%     AAA           $6,060      $5,742,987
MBNA Master Credit Card Trust,
Sub Bond Ser 1998-E Class C 09-15-10                                  6.600      BBB            3,735       4,047,370
Sub Bond Ser 1999-B Class C 08-15-11                                  6.650      BBB            1,585       1,711,372
Morgan Stanley Dean Witter Capital I Trust,
Pass Thru Ctf Ser 2001-IQA Class A-1
12-18-32                                                              4.570      Aaa            5,533       5,721,677
Residential Asset Mortgage Products, Inc.,
Pass Thru Ctf Ser 2003-RS10 Class AI-5
01-25-31                                                              4.910      AAA            4,595       4,553,090
Pass Thru Ctf Ser 2003-RS8 Class AI-2
11-25-23                                                              2.904      AAA            4,580       4,568,550
Specialty Underwriting & Residential Finance,
Pass Thru Ctf Ser 2003-BC4 Class A3B
11-25-34 (R)                                                          4.788      AAA            6,685       6,677,092

Oil & Gas 1.22%                                                                                            16,358,763
Louis Dreyfus Natural Gas Corp.,
Note 12-01-07                                                         6.875      BBB+           2,695       2,972,981
Occidental Petroleum Corp.,
Sr Deb 09-15-09                                                      10.125      BBB+           1,925       2,470,782
Pemex Project Funding Master Trust,
Gtd Note (Mexico) 10-13-10                                            9.125      BBB-           9,250      10,915,000

Paper & Paper Products 1.64%                                                                               22,086,762
Boise Cascade Corp.,
Sr Note 11-01-10                                                      6.500      BB+            2,085       2,112,455
Corporacion Durango S.A. de C.V.,
Sr Note (Mexico) 07-15-09 (R)                                        13.750      D#             5,750       3,363,750
Donohue Forest Products,
Gtd Note (Canada) 05-15-07                                            7.625      BB+            3,050       3,130,569
Fort James Corp.,
Sr Note 09-15-04                                                      6.625      BB+            3,370       3,454,250
MDP Acquisitions Plc,
Sr Note (Ireland) 10-01-12                                            9.625      B              2,855       3,169,050
Stone Container Corp.,
Sr Note 02-01-11                                                      9.750      B              2,280       2,508,000
Sr Note 07-01-12 +                                                    8.375      B              4,050       4,348,688

Real Estate Operations 0.61%                                                                                8,186,989
Socgen Real Estate Co. LLC,
Perpetual Bond Ser A (7.64% to 09-30-07
then variable) 12-31-49 (R)                                           7.640      A              3,915       4,403,839
Toll Corp.,
Gtd Sr Sub Note 02-01-09                                              8.125      BB+            3,603       3,783,150

See notes to
financial statements.


15


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                               INTEREST   CREDIT        PAR VALUE
MATURITY DATE                                                      RATE       RATING*   (000s OMITTED)          VALUE
Real Estate Investment Trusts 0.64%                                                                        $8,579,902
American Health Properties, Inc.,
Note 01-15-07                                                         7.500%     BBB+          $2,380       2,629,914
Healthcare Realty Trust, Inc.,
Sr Note 05-01-11                                                      8.125      BBB-           1,450       1,608,961
HMH Properties, Inc.,
Gtd Sr Sec Note Ser A 08-01-08                                        7.875      Ba3            2,423       2,486,652
iStar Financial, Inc.,
Sr Note 03-15-08                                                      7.000      BB+            1,725       1,854,375

Retail 1.00%                                                                                               13,417,385
Delhaize America, Inc.,
Gtd Note 04-15-06                                                     7.375      BB+            3,095       3,334,862
Food Lion, Inc.,
Note 08-30-06                                                         8.730      BB+            2,500       2,693,750
Gap, Inc. (The),
Note 12-15-08                                                        10.550      BB+            1,500       1,850,625
Office Depot, Inc.,
Note 08-15-13                                                         6.250      BBB-           2,900       3,001,973
Penney (J.C.) Corp., Inc.,
Note 03-01-10                                                         8.000      BB+            2,215       2,536,175

Revenue Bonds 0.89%                                                                                        11,934,949
Golden State Tobacco Securitization Corp.,
Rev Ser 2003-A-1 06-01-39                                             6.750      BBB            7,000       6,745,130
Illinois, State of,
Gen Oblig Taxable Pension 06-01-33                                    5.100      AA             5,710       5,189,819

Telecommunications 6.08%                                                                                   81,545,208
AT&T Wireless Services, Inc.,
Sr Note 03-01-11                                                      7.875      BBB            5,135       5,788,988
Corning, Inc.,
Med Term Note 04-04-25                                                8.300      Ba2            2,410       2,494,350
Note 03-01-09                                                         6.300      BB+            1,165       1,182,475
Deutsche Telekom International Finance B.V.,
Gtd Note (Netherlands) 06-15-10                                       8.000      BBB+           6,415       7,684,368
GCI, Inc.,
Sr Note 08-01-07                                                      9.750      B+               965         989,125
GTE California, Inc.,
Deb Ser C 04-15-24                                                    8.070      A+             5,085       5,372,135
Mobile Telesystems Finance S.A.,
Gtd Bond (Luxembourg) 12-21-04                                       10.950      B+             2,320       2,453,400
Gtd Note (Luxembourg) 10-14-10 (R) +                                  8.375      B+             1,000         996,250
Gtd Sr Note (Luxembourg) 01-30-08 (R)                                 9.750      B+               720         769,500
Nextel Communications, Inc.,
Sr Note 11-15-09                                                      9.375      B+             3,670       4,009,475
Sr Note 08-01-15 +                                                    7.375      B+             1,360       1,431,400

See notes to
financial statements.


16


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                               INTEREST   CREDIT        PAR VALUE
MATURITY DATE                                                      RATE       RATING*   (000s OMITTED)          VALUE
Telecommunications (continued)
PanAmSat Corp.,
Gtd Sr Note 02-01-12                                                  8.500%     B+            $1,595      $1,734,563
PTC International Finance II S.A.,
Gtd Note (Luxembourg) 12-01-09                                       11.250      BB-            1,110       1,215,450
Qwest Capital Funding, Inc.,
Note 08-15-06 +                                                       7.750      CCC+           3,590       3,679,750
Qwest Corp.,
Note 03-15-12 (R) +                                                   8.875      B-             3,940       4,471,900
Sprint Capital Corp.,
Gtd Note 05-01-19                                                     6.900      BBB-           4,600       4,540,890
Gtd Sr Note 11-15-08                                                  6.125      BBB-           4,290       4,529,562
Telecom Italia Capital SpA,
Gtd Note (Italy) 11-15-33 (R) +                                       6.375      BBB+           3,310       3,287,098
Telefonos de Mexico S.A. de C.V.,
Note (Mexico) 11-19-08 (R)                                            4.500      BBB-           3,465       3,486,656
Sr Note (Mexico) 01-26-06 +                                           8.250      BBB-           5,365       5,941,738
Telus Corp.,
Note (Canada) 06-01-11                                                8.000      BBB            8,290       9,520,410
Verizon Pennsylvania, Inc.,
Deb Ser A 11-15-11                                                    5.650      A+             5,725       5,965,725

Tobacco 0.37%                                                                                               5,025,310
Altria Group, Inc.,
Note 11-04-13 +                                                       7.000      BBB            3,435       3,561,910
Commonwealth Brands, Inc.,
Sr Sec Sub Note 09-01-08 (R)                                         10.625      B-             1,355       1,463,400

Transportation 0.80%                                                                                       10,742,757
Continental Airlines, Inc.,
Pass Thru Ctf Ser 1997-2C 06-30-04                                    7.206      B-               565         528,507
Pass Thru Ctf Ser 1999-1A 02-02-19                                    6.545      A-             2,817       2,778,600
Humpuss Funding Corp.,
Gtd Note 12-15-09 (R)                                                 7.720      B3             2,251       1,800,984
Northwest Airlines, Inc.,
Pass Thru Ctf Ser 1996-1C 01-02-05                                   10.150      B-               713         402,123
Pass Thru Ctf Ser 1996-1D 01-02-15                                    8.970      B-             2,961       2,309,343
TFM S.A. de C.V.,
Gtd Sr Disc Note (Mexico) 06-15-09                                   11.750      B+             2,880       2,923,200

Utilities 10.25%                                                                                          137,533,462
AES Eastern Energy L.P.,
Pass Thru Ctf Ser 1999-A 01-02-17                                     9.000      BB+            3,695       4,008,957
Alliant Enterprises Resources,
Sr Note 11-09-09                                                      7.375      BBB            2,150       2,450,613

See notes to
financial statements.


17


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                               INTEREST   CREDIT        PAR VALUE
MATURITY DATE                                                      RATE       RATING*   (000s OMITTED)          VALUE
Utilities (continued)
Beaver Valley Funding Corp,
Deb 06-01-07                                                          8.625%     BBB-          $1,015      $1,101,127
Sec Lease Oblig Bond 06-01-17                                         9.000      BBB-           5,364       6,099,673
BVPS II Funding Corp.,
Collateralized Lease Bond 06-01-17                                    8.890      BBB-           6,607       7,530,923
CalEnergy Co., Inc.,
Sr Bond 09-15-28                                                      8.480      BBB-           3,520       4,333,036
DPL, Inc.,
Sr Note 09-01-11                                                      6.875      BBB-           6,120       6,390,865
East Coast Power LLC,
Sr Sec Note 03-31-08                                                  6.737      BBB-             320         327,707
Sr Sec Note Ser B 03-31-12                                            7.066      BBB-           3,062       3,135,171
El Paso Electric Co.,
1st Mtg Ser E 05-01-11                                                9.400      BBB-           5,695       6,642,215
GG1B Funding Corp.,
Deb 01-15-11                                                          7.430      BBB-           2,672       2,783,744
Illinois Power Co.,
Mtg Bond 07-15-25                                                     7.500      B              1,885       1,894,425
IPALCO Enterprises, Inc.,
Sr Sec Note 11-14-11                                                  7.625      BB-            3,000       3,277,500
Kansas Gas & Electric Co.,
1st Mtg Bond 08-01-05                                                 6.500      BB+            1,450       1,537,000
Deb 03-29-16                                                          8.290      BB-            3,385       3,507,672
Midland Funding Corp. II,
Deb Ser A 07-23-05 +                                                 11.750      BB-           10,869      11,738,521
Deb Ser B 07-23-06                                                   13.250      BB-            2,935       3,433,950
Nevada Power Co.,
Sr Note Ser B 04-15-04                                                6.200      BB               775         783,719
Niagara Mohawk Power Corp.,
Sec Fac Deb Bond 01-01-18                                             8.770      A              6,517       6,784,692
NiSource Finance Corp.,
Note 11-15-10                                                         7.875      BBB            2,150       2,533,042
NorAm Energy Corp.,
Deb 02-01-08                                                          6.500      BBB            6,065       6,472,780
Pinnacle Partners,
Sr Note 08-15-04 (R)                                                  8.830      BB+            5,560       5,754,600
PNPP II Funding Corp.,
Deb 05-30-16                                                          9.120      BBB-           4,135       4,711,791
PSEG Energy Holdings, Inc.,
Note 04-16-07                                                         7.750      BB-            1,400       1,443,750
PSEG Power LLC,
Sr Note 12-01-15                                                      5.500      BBB            2,275       2,264,731

See notes to
financial statements.


18


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                               INTEREST   CREDIT        PAR VALUE
MATURITY DATE                                                      RATE       RATING*   (000s OMITTED)          VALUE
Utilities (continued)
Salton Sea Funding Corp.,
Sr Note Ser B 05-30-05                                                7.370%     BB            $7,814      $6,804,172
Sr Sec Note Ser C 05-30-10                                            7.840      BB             4,888       5,097,805
Southern California Edison Co.,
1st Ref Mtg 02-15-07                                                  8.000      BBB            5,310       6,020,212
1st Ref Mtg Ser 93C 03-01-26                                          7.250      BBB            4,340       4,426,800
Texas-New Mexico Power Co.,
Note 06-01-08 (R)                                                     6.125      BBB-           3,135       3,109,092
TXU Energy Co.,
Sr Note 03-15-13 +                                                    7.000      BBB            3,285       3,618,542
Waterford 3 Funding Corp.,
Sec Lease Oblig Bond 01-02-17                                         8.090      BBB-           5,560       6,314,334
Westar Energy, Inc.,
1st Mtg 04-15-23                                                      7.650      BBB-           1,150       1,200,301

Utilities -- Foreign 1.48%                                                                                 19,824,151
CSFB (Electrica Guacolda) S.A.,
Sr Note (Chile) 04-30-13 (R)                                          8.625      BBB-           2,252       2,356,645
Empresa Nacional de Electricidad S.A.,
Note (Chile) 07-15-08                                                 7.750      BBB-           2,000       2,146,608
HQI Transelect Chile S.A.,
Sr Note (Chile) 04-15-11                                              7.875      A-             6,780       7,757,154
Korea Gas Corp.,
Sr Note (South Korea) 11-26-10 (R)                                    4.750      A-             2,630       2,594,671
Monterrey Power S.A. de C.V.,
Sr Sec Bond (Mexico) 11-15-09 (R)                                     9.625      BBB-           1,439       1,701,853
TransAlta Corp.,
Notes (Canada) 12-15-13                                               5.750      BBB-           3,295       3,267,220

Waste Disposal Service & Equip. 0.58%                                                                       7,846,200
Allied Waste North America, Inc.,
Gtd Sr Sub Note Ser B 08-01-09                                       10.000      B+             7,265       7,846,200


                                                                            CREDIT
ISSUER, DESCRIPTION                                                         RATING*            SHARES           VALUE
PREFERRED STOCKS 2.95%                                                                                    $39,550,704
(Cost $39,066,648)

Automobiles/Trucks 0.21%
Delphi Trust I, 8.25%                                                            BB           109,300       2,776,220

Banks 0.19%
Wachovia Preferred Funding Corp., 7.25%, Ser A                                   BBB+          94,000       2,607,560

Finance 0.21%
JP Morgan Chase Capital XII, 6.25%                                               A-           113,000       2,846,470

See notes to
financial statements.


19


FINANCIAL STATEMENTS

                                                                            CREDIT
ISSUER, DESCRIPTION                                                         RATING*            SHARES           VALUE
Media 0.96%
CSC Holdings, Inc., 11.125%, Ser M                                               B             77,778      $8,263,913
CSC Holdings, Inc., 11.75%, Ser H ***                                            B             43,080       4,544,940

Real Estate Investment Trusts 0.92%
Apartment Investment & Management Co.,
8.00%, Ser T                                                                     B+           140,000       3,500,000
CarrAmerica Realty Corp., 7.50%, Ser E                                           BBB-         113,750       2,957,500
Health Care Property Investors, Inc., 7.10%, Ser F                               BBB          113,000       2,825,000
ProLogis Trust, 6.75%                                                            BBB          122,480       3,027,559

Utilities 0.46%
BGECapital Trust II., 6.20%                                                      BBB          100,000       2,478,130
Dominion Resources, Inc., 9.50%, Conv                                            BBB+          67,760       3,723,412



ISSUER, DESCRIPTION,                                               INTEREST   CREDIT        PAR VALUE
MATURITY DATE                                                      RATE       RATING*   (000s OMITTED)          VALUE
SHORT-TERM INVESTMENTS 2.79%                                                                              $37,520,020
(Cost $37,539,663)

Joint Repurchase Agreement 2.03%                                                                           27,240,000
Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. --
Dated 11-28-03, due 12-1-03 (Secured by
U.S. Treasury Inflation Indexed Bonds, 3.625%
due 04-15-28 and 3.875% due 04-15-29,
U.S. Treasury Inflation Indexed Note, 3.000%
due 07-15-12)                                                         1.030%                  $27,240      27,240,000

Real Estate Investment Trusts 0.32%                                                                         4,324,932
Camden Property Trust, Sr Note 04-15-04                               7.000      BBB            4,250       4,324,932

Utilities 0.44%                                                                                             5,955,088
AEP Resources, Inc., Sr Note 12-01-03 (R)                             6.500      BBB            3,700       3,700,000
PSEG Energy Holdings, Inc., Sr Note 02-10-04 +                        9.125      BB-            2,230       2,255,088

TOTAL INVESTMENTS 100.14%                                                                              $1,343,791,289

OTHER ASSETS AND LIABILITIES, NET (0.14%)                                                                 ($1,876,587)

TOTAL NET ASSETS 100.00%                                                                               $1,341,914,702


See notes to
financial statements.

FINANCIAL STATEMENTS

Notes to Schedule of Investments

  + All or a portion of this security is on loan on November 30, 2003.

  * Credit Ratings are unaudited and rated by Standard and Poor's where available, or Moody's Investor Services, unless indicated otherwise.

 ** A portion of these securities having an aggregate value of $28,895,168, or 2.15% of the Fund's net assets, has been purchased as forward commitments -- that is, the Fund has agreed on trade date to take delivery of and to make payment for this security on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securitites are fixed at trade date, although the Fund does not earn any interest on these securities until settlement date. The Fund has segregated assets with a current value at least equal to the amount of the forward commitments. Accordingly, the market value of $30,713,282 of British Sky Broadcasting Group Plc, 8.200%, 07-15-09 and Federal National Mortgage Assn. 5.000%, 05-01-18 have been segregated to cover the forward commitments.

*** Non-income producing security.

  # Security rated internally by John Hancock Advisers, LLC.

(A) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(B) Non-income-producing issuer filed for protection under Federal Bankruptcy Code or is in default of interest payment.

(R) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $125,626,270 or 9.36% of the Fund's net assets as of November 30, 2003.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer, however, the security is U.S. dollar-denominated.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

November 30, 2003
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $1,316,685,706)
including $131,372,453 of securities loaned                    $1,343,791,289
Cash                                                                      176
Cash segregated for futures contracts                               1,275,000
Receivable for investments sold                                    16,127,180
Receivable for shares sold                                            152,758
Receivable for futures variation margin                               650,777
Dividends and interest receivable                                  17,604,226
Other assets                                                          126,596

Total assets                                                    1,379,728,002

LIABILITIES
Payable for investments purchased                                  35,330,466
Payable for shares repurchased                                        665,489
Dividends payable                                                     708,638
Payable to affiliates
Management fee                                                        513,947
Distribution and service fee                                          139,129
Other                                                                 167,242
Other payables and accrued expenses                                   288,389

Total liabilities                                                  37,813,300

NET ASSETS
Capital paid-in                                                 1,332,700,357
Accumulated net realized loss on investments and
financial futures contracts                                       (16,786,773)
Net unrealized appreciation of investments and
financial futures contracts                                        28,374,633
Distributions in excess of net investment income                   (2,373,515)

Net assets                                                     $1,341,914,702

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($1,102,262,131 [DIV] 72,075,798 shares)                       $15.29
Class B ($194,771,831 [DIV] 12,735,950 shares)                         $15.29
Class C ($36,140,848 [DIV] 2,363,219 shares)                           $15.29
Class I ($8,637,452 [DIV] 564,803 shares)                              $15.29
Class R ($102,440 [DIV] 6,698 shares)                                  $15.29

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($15.29 [DIV] 95.5%)                                         $16.01
Class C ($15.29 [DIV] 99%)                                             $15.44

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
November 30, 2003
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Interest (net of foreign withholding taxes of $1,252)             $38,207,883
Dividends                                                             886,959
Securities lending                                                    108,898

Total investment income                                            39,203,740

EXPENSES
Investment management fee                                           3,467,897
Class A distribution and service fee                                1,690,214
Class B distribution and service fee                                1,056,921
Class C distribution and service fee                                  199,973
Class R distribution and service fee                                      163
Class A, B and C transfer agent fee                                 1,280,480
Class I transfer agent fee                                              2,226
Class R transfer agent fee                                                 97
Accounting and legal services fee                                     180,864
Custodian fee                                                         152,539
Registration and filing fee                                            52,469
Trustees' fee                                                          46,544
Miscellaneous                                                          44,745
Printing                                                               35,523
Auditing fee                                                           22,199
Legal fee                                                              14,789
Interest                                                                7,949

Total expenses                                                      8,255,592

Net investment income                                              30,948,148

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
Investments                                                        16,359,334
Financial futures contracts                                        (2,559,333)
Change in unrealized appreciation (depreciation) of
Investments                                                       (50,521,645)
Financial futures contracts                                         1,269,050

Net realized and unrealized loss                                  (35,452,594)

Decrease in net assets from operations                            ($4,504,446)

1 Semiannual period from 6-1-03 through 11-30-03.

  See notes to
  financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed during
the last two
periods. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses, distrib-
utions, if any, paid
to shareholders
and any increase
or decrease in
money sharehold-
ers invested in
the Fund.
                                                     YEAR             PERIOD
                                                    ENDED              ENDED
                                                  5-31-03           11-30-03 1
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                         $67,667,581        $30,948,148

Net realized gain                              37,149,906         13,800,001
Change in net unrealized
appreciation (depreciation)                    60,407,234        (49,252,595)
Increase (decrease) in net assets
resulting from operations                     165,224,721         (4,504,446)

Distributions to shareholders
From net investment income
Class A                                       (58,775,529)       (27,431,706)
Class B                                       (10,462,357)        (4,399,299)
Class C                                        (2,024,816)          (832,367)
Class I                                          (461,750)          (236,201)
Class R 2                                              --             (1,533)
                                              (71,724,452)       (32,901,106)
From Fund share transactions                  (36,619,370)      (100,575,241)

NET ASSETS
Beginning of period                         1,423,014,596      1,479,895,495

End of period 2                            $1,479,895,495     $1,341,914,702


1 Semiannual period from 6-1-03 through 11-30-03. Unaudited.

2 Class R shares began operations on 8-5-03.

3 Includes distributions in excess of net investment income of $420,557 and $2,373,515, respectively.

  See notes to
  financial statements.

FINANCIAL
HIGHLIGHTS

FINANCIAL HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                 5-31-99 1   5-31-00 1   5-31-01 1   5-31-02 1,2   5-31-03    11-30-03 3
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $15.25      $14.76      $13.93      $14.69        $14.71      $15.69
Net investment income 4                         0.97        0.96        0.92        0.82          0.72        0.35
Net realized and unrealized
gain (loss) on investments                     (0.49)      (0.83)       0.76        0.06          1.02       (0.38)
Total from
investment operations                           0.48        0.13        1.68        0.88          1.74       (0.03)
Less distributions
From net investment income                     (0.97)      (0.96)      (0.92)      (0.86)        (0.76)      (0.37)
Net asset value,
end of period                                 $14.76      $13.93      $14.69      $14.71        $15.69      $15.29
Total return 5 (%)                              3.11        0.97       12.38        6.10         12.26       (0.14) 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                 $1,279      $1,098      $1,140      $1,144        $1,192      $1,102
Ratio of expenses
to average net assets (%)                       1.07        1.11        1.12        1.11          1.12        1.07 7
Ratio of net investment income
to average net assets (%)                       6.35        6.69        6.38        5.51          4.84        4.59 7
Portfolio turnover (%)                           228         162         235         189           273         170


See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                 5-31-99 1   5-31-00 1   5-31-01 1   5-31-02 1,2   5-31-03    11-30-03 3
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $15.25      $14.76      $13.93      $14.69        $14.71      $15.69
Net investment income 4                         0.86        0.86        0.83        0.72          0.62        0.30
Net realized and unrealized
gain (loss) on investments                     (0.49)      (0.83)       0.76        0.06          1.02       (0.38)
Total from
investment operations                           0.37        0.03        1.59        0.78          1.64       (0.08)
Less distributions
From net investment income                     (0.86)      (0.86)      (0.83)      (0.76)        (0.66)      (0.32)
Net asset value,
end of period                                 $14.76      $13.93      $14.69      $14.71        $15.69      $15.29
Total return 5 (%)                              2.39        0.27       11.64        5.37         11.48       (0.49) 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                   $239        $197        $218        $236          $233        $195
Ratio of expenses
to average net assets (%)                       1.77        1.81        1.78        1.81          1.82        1.77 7
Ratio of net investment income
to average net assets (%)                       5.65        6.00        5.71        4.81          4.15        3.88 7
Portfolio turnover (%)                           228         162         235         189           273         170

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                       5-31-99 1,8  5-31-00 1   5-31-01 1   5-31-02 1,2   5-31-03    11-30-03 3
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                 $15.61       $14.76      $13.93      $14.69        $14.71      $15.69
Net investment income 4               0.55         0.85        0.82        0.72          0.62        0.30
Net realized and unrealized
gain (loss) on investments           (0.85)       (0.83)       0.76        0.06          1.02       (0.38)
Total from
investment operations                (0.30)        0.02        1.58        0.78          1.64       (0.08)
Less distributions
From net investment income           (0.55)       (0.85)      (0.82)      (0.76)        (0.66)      (0.32)
Net asset value,
end of period                       $14.76       $13.93      $14.69      $14.71        $15.69      $15.29
Total return 5 (%)                    1.95 6       0.28       11.60        5.36         11.48       (0.49) 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                          $21          $24         $26         $44          $45         $36
Ratio of expenses
to average net assets (%)             1.77 7       1.80        1.82        1.81          1.82        1.77 7
Ratio of net investment income
to average net assets (%)             5.65 7       6.01        5.66        4.81          4.15        3.88 7
Portfolio turnover (%)                 228          162         235         189           273         170

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS I SHARES

PERIOD ENDED                                 5-31-02 1,2,8     5-31-03    11-30-03 3
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                          $14.96            $14.71      $15.69
Net investment income 4                         0.66              0.78        0.39
Net realized and unrealized
gain (loss) on investments                     (0.21)             1.02       (0.38)
Total from
investment operations                           0.45              1.80        0.01
Less distributions
From net investment income                     (0.70)            (0.82)      (0.41)
Net asset value,
end of period                                 $14.71            $15.69      $15.29
Total return 5 (%)                              3.04 6           12.71        0.07 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                     -- 9              $9          $9
Ratio of expenses
to average net assets (%)                       0.68 7            0.72        0.63 7
Ratio of net investment income to
average net assets (%)                          5.94 7            5.23        5.02 7
Portfolio turnover (%)                           189               273         170

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS R SHARES

PERIOD ENDED                                11-30-03 3,8
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $14.93
Net investment income 4                         0.34
Net realized and unrealized
gain (loss) on investments                      0.25
Total from
investment operations                           0.59
Less distributions
From net investment income                     (0.23)
Net asset value,
end of period                                 $15.29
Total return 5 (%)                              3.96 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                     -- 9
Ratio of expenses
to average net assets (%)                       1.38 7
Ratio of net investment income
to average net assets (%)                       4.43 7
Portfolio turnover (%)                           170

1 Audited by previous auditor.

2 As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.04, increase (decrease) net realized and unrealized gains (losses) per share by $0.04 and, had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 5.81%, 5.11%, 5.09% and 6.24% for Class A, Class B, Class C and Class I shares, respectively. Per share ratios and supplemental data for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.

3 Semiannual period from 6-1-03 through 11-30-03. Unaudited.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Annualized.

8 Class C, Class I and Class R shares began operations on 10-1-98,
  9-4-01 and 8-5-03, respectively.

9 Less than $500,000.

  See notes to
  financial statements.

NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Bond Fund (the "Fund") is a diversified series of John Hancock Sovereign Bond Fund, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to generate a high level of current income, consistent with prudent investment risk.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Some securities may be purchased on a "when-issued" or "forward commitment" basis, which means that the securities will be delivered to the Fund at a future date, usually beyond the customary settlement date.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I and Class R shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended November 30, 2003.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On November 30, 2003, the Fund loaned securities having a market value of $131,372,453 collateralized by securities in the amount of $135,877,692.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund's instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as "variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of financial futures contracts.

On November 30, 2003, the Fund had deposited $1,275,000 in a segregated account to cover margin requirements on open financial futures contracts.

The Fund had the following open financial futures contracts on November 30, 2003:

                      NUMBER OF
OPEN CONTRACTS        CONTRACTS     POSITION     EXPIRATION      APPRECIATION
-----------------------------------------------------------------------------
U.S. 10-year note     850           Short        MAR 04          $1,269,050

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $30,484,831 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: May 31, 2008 -- $10,076,619, May 31, 2009 -- $20,372,435 and May 31, 2010 -- $35,777.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of interest has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and
transactions with affiliates
and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $1,500,000,000 of the Fund's average daily net asset value, (b) 0.45% of the next $500,000,000, (c) 0.40% of the next $500,000,000 and (d) 0.35% of the Fund's average daily net asset value in excess of $2,500,000,000.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value, 1.00% of Class B and Class C average daily net asset value, and 0.50% of Class R average daily net asset value. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R shares, the Fund pays up to 0.25% of Class R average daily net asset value for certain other services.

Class A and Class C shares are assessed up-front sales charges. During the period ended November 30, 2003, JH Funds received net up-front sales charges of $318,177 with regard to sales of Class A shares. Of this amount, $34,805 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $93,634 was paid as sales commissions to unrelated broker-dealers and $189,738 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended November 30, 2003, JH Funds received net up-front sales charges of $16,965 with regard to sales of Class C shares. Of this amount, $15,725 was paid as sales commissions to unrelated broker-dealers and $1,240 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended November 30, 2003, CDSCs received by JH Funds amounted to $239,896 for Class B shares and $6,099 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.015% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class I average daily net asset value. For Class R shares, the Fund pays a monthly transfer agent fee at an annual rate 0.015% of the Class R average net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average net asset value of the Fund.

Ms. Maureen Ford Goldfarb and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compen-sation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                       YEAR ENDED 5-31-03          PERIOD ENDED 11-30-03 1
                                   SHARES          AMOUNT        SHARES           AMOUNT
CLASS A SHARES
Sold                            8,023,117    $119,537,680     3,784,763      $58,136,927
Distributions reinvested        3,230,030      48,137,822     1,460,601       22,298,739
Repurchased                   (13,031,036)   (194,047,897)   (9,159,550)    (140,370,599)
Net decrease                   (1,777,889)   ($26,372,395)   (3,914,186)    ($59,934,933)

CLASS B SHARES
Sold                            3,435,375     $50,874,917       513,180       $7,863,675
Distributions reinvested          501,577       7,467,519       207,664        3,171,988
Repurchased                    (5,112,010)    (76,105,101)   (2,828,935)     (43,179,787)
Net decrease                   (1,175,058)   ($17,762,665)   (2,108,091)    ($32,144,124)

CLASS C SHARES
Sold                              950,362     $14,094,274       136,478       $2,086,106
Distributions reinvested          106,568       1,585,178        42,120          643,645
Repurchased                    (1,137,091)    (16,982,912)     (708,139)     (10,810,065)
Net decrease                      (80,161)    ($1,303,460)     (529,541)     ($8,080,314)

CLASS I SHARES
Sold                              152,828      $2,306,536        26,367         $406,223
Issued in reorganization          566,449       8,309,863            --               --
Distributions reinvested           30,706         458,285        15,299          233,541
Repurchased                      (152,254)     (2,255,534)      (75,260)      (1,155,621)
Net increase (decrease)           597,729      $8,819,150       (33,594)       ($515,857)

CLASS R SHARES 2
Sold                                   --              --         6,698           99,987
Net increase                           --              --         6,698           99,987

NET DECREASE                   (2,435,379)   ($36,619,370)   (6,578,714)   ($100,575,241)

1 Semiannual period from 6-1-03 through 11-30-03. Unaudited.

2 Class R shares began operations on 8-5-03.

NOTE D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended November 30, 2003, aggregated $2,058,451,023 and $2,149,358,941, respectively.

Purchases and proceeds from maturities of obligations of U.S.
government aggregated $248,438,225 and $294,729,374, respectively, during the period ended November 30, 2003.

The cost of investments owned on November 30, 2003, including short-term investments, for federal income tax purposes was $1,319,763,417. Gross unrealized appreciation and depreciation of investments aggregated $42,719,387 and $18,691,515, respectively, resulting in net unrealized appreciation of $24,027,872. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to amortization of premiums and accretion of discounts on debt securities and the tax deferral of losses on certain sales of securities.

FOR YOUR
INFORMATION

TRUSTEES

Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell
William F. Glavin*
Maureen Ford Goldfarb
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt
*Members of the Audit Committee

OFFICERS

Maureen Ford Goldfarb
Chairman, President
and Chief Executive Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President
and Compliance Officer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                         www.jhfunds.com

By regular mail                         John Hancock Signature Services, Inc.
                                        1 John Hancock Way, Suite 1000
                                        Boston, MA 02217-1000

By express mail                         John Hancock Signature Services, Inc.
                                        Attn: Mutual Fund Image Operations
                                        529 Main Street
                                        Charlestown, MA 02129

Customer service representatives        1-800-225-5291

24-hour automated information           1-800-338-8080

TDD line                                1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                                1-800-225-5291

On the Fund's Web site                  www.jhfunds.com/proxy

On the SEC's Web site                   www.sec.gov

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Bond Fund.


210SA 11/03
1/04

ITEM 2.  CODE OF ETHICS.

As of the end of the period, November 30, 2003, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

William F. Glavin is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:
------------------------------
Maureen Ford Goldfarb
Chairman, President and Chief Executive Officer


Date:    January 28, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
-------------------------------
Maureen Ford Goldfarb
Chairman, President and Chief Executive Officer


Date:   January 28, 2004




By:
-----------------------
Richard A. Brown
Senior Vice President and Chief Financial Officer


Date:    January 28, 2004